Tax reforms	12 Months Ended
Dec. 31, 2017
Disclosure of Tax reforms [Abstract]
Disclosure Of New Tax Reforms Explanatory [Text Block]
Note 16 Tax reforms

Colombia

A tax reform has been enacted in Colombia during December 2016. The legislation included significant changes to certain corporate income tax and statutory income tax provisions, including rate reductions and the repeal of certain corporate-level taxes. The legislation also aimed to raise tax revenue mostly by increasing the rate of the value added tax (VAT) to 19% (from 16%) and through a variety of excise taxes. Most of the tax provisions were effective 1 January 2017.

The legislation also included the following provisions that are intended to simplify the corporate income tax system by:

⋅	Eliminating the “CREE” tax on corporations and the CREE surtax (CREE is the Spanish acronym for the “fairness tax”).
⋅	Introducing a temporary income surtax of 6% for 2017 and 4% for 2018.

Accordingly, with this tax reform, the corporate income tax will have the following rate schedule (applied beyond a limited profit threshold):

⋅	40% in 2017 (34% income tax plus 6% income surtax)
⋅	37% in 2018 (33% income tax plus 4% income surtax)
⋅	33% in 2019 and onwards.

There is an increase in the tax rate on deemed income relating to increases in a taxpayer’s net worth (i.e., the increase in the value of a taxpayer’s assets); the rate is increased from 3% to 3.5%.

Other changes to the income tax law were the following:

⋅
New withholding tax on dividends—with the applicable rates for non-resident shareholders of: (1) 5% for dividends distributed out of the distributing entity’s previously taxed profits; and (2) 35% for dividends distributed out of the distributing entity’s previously untaxed profits, plus an additional 5% after having applied and deducted the initial 35% withholding.

⋅	A general 15% withholding tax rate for taxable income accrued by non-residents without a permanent establishment (certain special rates may apply).
⋅	Lengthen the statute of limitations with respect to tax returns and assessments.
⋅	Limit loss carryforwards to 12 years.
⋅	Allow for a deduction of VAT paid on certain acquisitions or imports of capital goods when calculating the taxpayer’s income tax liability.
⋅	Retain the tax on long-term capital gains at 10% for both corporations and non-residents.

The legislation also revises and refines tax accounting standards based on IFRS rules.

Argentina

A tax reform has been enacted in Argentina during December 2017. The legislation included significant changes to certain corporate income tax and statutory income tax provisions, including rate reductions. Most of the tax provisions are effective from fiscal year 2018.

With this tax reform, the corporate income tax -previously 35%- will have the following rate schedule:

⋅	30% in 2018 and 2019
⋅	25% in 2020 and 2021 and onwards.

Other changes include the following:

⋅
New withholding tax on dividends—with the applicable rates for non-resident shareholders of: (1) 7% for dividends distributed out of the distributing entity’s previously taxed profits of fiscal years 2018 and 2019; and (2) 13% for dividends distributed out of the distributing entity’s previously taxed profits of fiscal years 2020 and onwards.

⋅	Application of inflation adjustment for corporate tax purposes is reinstated under certain circumstances.
⋅	Possible tax revaluation of investment in fixed assets, under payment of a special tax.
⋅	Allow for short term recovery of VAT paid on acquisitions or imports of capital goods, when non recoverable with VAT on usual sales.